Offerings	Feb. 28, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Affiliated Managers Group, Inc. (the “Company”) is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the
Company and/or one or more selling security holders. Separate consideration
may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Affiliated Managers Group, Inc. (the “Company”) is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the
Company and/or one or more selling security holders. Separate consideration
may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Affiliated Managers Group, Inc. (the “Company”) is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the
Company and/or one or more selling security holders. Separate consideration
may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Affiliated Managers Group, Inc. (the “Company”) is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the
Company and/or one or more selling security holders. Separate consideration
may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Affiliated Managers Group, Inc. (the “Company”) is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the
Company and/or one or more selling security holders. Separate consideration
may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Affiliated Managers Group, Inc. (the “Company”) is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the
Company and/or one or more selling security holders. Separate consideration
may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Affiliated Managers Group, Inc. (the “Company”) is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the
Company and/or one or more selling security holders. Separate consideration
may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Offering Note
(1)
In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Affiliated Managers Group, Inc. (the “Company”) is deferring payment of the registration fee and will pay the registration fee on a pay-as-you-go
basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

(2)
An unspecified aggregate initial offering price and number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices by the
Company and/or one or more selling security holders. Separate consideration
may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 500,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-263148
Carry Forward Initial Effective Date	Mar. 01, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 60,600
Offering Note
(3)
Securities being registered hereunder include unsold securities previously registered on the prospectus supplement filed pursuant to Rule 424(b)(5) on May 27, 2022 (the “Prior Prospectus Supplement”), and an accompanying prospectus dated March 1, 2022, pursuant to a Registration Statement on Form
S-3
(File No. 333-263148) filed with the Securities and Exchange Commission (“SEC”) on March 1, 2022. As of the date hereof, the registrant has not sold any of the $500 million of the securities registered pursuant to the Prior Prospectus Supplement (the “Unsold Securities”). In connection with the registration of such Unsold Securities, the registrant paid a registration fee of $60,600, which will continue to be applied to such Unsold Securities. In accordance with Rule 415(a)(6) under the Securities Act, $500 million aggregate amount of Unsold Securities are included in this registration statement. Accordingly, no registration fee is being paid at this time.